Schedule of Information about Options Outstanding (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Exercise Price Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price	$ 1.21	$ 1.21
Stock option, shares outstanding	307,500	307,500
Stock option, weighted average remaining contractual life	4 years 5 months 1 day	4 years 5 months 1 day
Stock option, shares exercisable	233,719	168,551
Exercise Price Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price	$ 1.30	$ 1.39
Stock option, shares outstanding	50,000	10,000
Stock option, weighted average remaining contractual life	4 years 8 months 15 days	4 years 8 months 1 day
Stock option, shares exercisable	18,750	10,000
Exercise Price Range Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price	$ 1.37	$ 1.75
Stock option, shares outstanding	975,000	68,571
Stock option, weighted average remaining contractual life	4 years 8 months 1 day	3 months
Stock option, shares exercisable	437,032	68,571
Exercise Price Range Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price	$ 1.39	$ 2.80
Stock option, shares outstanding	10,000	141,429
Stock option, weighted average remaining contractual life	4 years 2 months 1 day	6 months
Stock option, shares exercisable	10,000	141,429
Exercise Price Range Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price	$ 1.75	$ 4.25
Stock option, shares outstanding	42,857	50,000
Stock option, weighted average remaining contractual life	2 years 9 months	4 years 6 months
Stock option, shares exercisable	42,857	37,500
Exercise Price Range Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price	$ 2.80	$ 4.38
Stock option, shares outstanding	141,429	244,286
Stock option, weighted average remaining contractual life	1 year	2 years 3 months
Stock option, shares exercisable	141,429	244,286
Exercise Price Range Seven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price	$ 4.25	$ 7.00
Stock option, shares outstanding	50,000	536,336
Stock option, weighted average remaining contractual life	4 years	3 years
Stock option, shares exercisable	50,000	462,524
Exercise Price Range Eight [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price	$ 4.38
Stock option, shares outstanding	244,286
Stock option, weighted average remaining contractual life	1 year 9 months
Stock option, shares exercisable	244,286
Exercise Price Range Nine [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price	$ 7.00
Stock option, shares outstanding	536,336
Stock option, weighted average remaining contractual life	2 years 6 months
Stock option, shares exercisable	477,305